Fees Summary	Jun. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,981,000
Previously Paid Amount	0.00
Total Fee Amount	411.68
Total Offset Amount	0.00
Net Fee	411.68
Narrative - Max Aggregate Offering Price	$ 2,981,000
Final Prospectus	true